SCHEDULE OF INCOME BEFORE INCOME TAX (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss before income tax	$ (13,894,305)	$ (15,611,931)
MALAYSIA
Loss before income tax	2,042,746	1,606,867
INDONESIA
Loss before income tax	(786,490)	1,609,362
HONG KONG
Loss before income tax	(15,141,598)	(18,818,064)
Others [Member]
Loss before income tax	$ (8,963)	$ (10,096)